Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Comprehensive Income
Net income	$ 556		$ 244		$ 707
Other comprehensive income (loss):
Change in net unrealized gain/loss on securities	1,120	[1],[2]	1,174	[1],[2]	1,473	[1],[2]
Change in net gain/loss on cash-flow hedging instruments	(110)	[1]	103	[1]	117	[1]
Change in foreign currency translation adjustments	24	[1]	(2)	[1]	(17)	[1]
Total other comprehensive income	1,034		1,275		1,573
Total comprehensive income	1,590		1,519		2,280
Less: Comprehensive income attributable to noncontrolling interest	2		0		8
Total comprehensive income attributable to Hartford Life Insurance Company	$ 1,588		$ 1,519		$ 2,272

[1]	Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.
[2]	There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.